Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization on deferred financing cost	$ 307,918	$ 253,705	$ 193,335
Discount on redeemable debentures	16,420	19,923
Discount on redeemable debentures			29,558
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	28,089,912	26,177,989	22,576,504
Common stock, shares outstanding	28,089,912	26,177,989	22,576,504
Treasury stock, no. of shares	10,485	13,985	22,412
Unearned common stock shares	15,200	15,200	15,200
Series A Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, stated value	1,384	1,327	1,220
Convertible preferred stock, issued	5,978	5,978	6,750
Convertible preferred stock, outstanding	5,978	5,978	6,750
Convertible preferred stock, liquidity preference	8,270,977	8,102,516	8,404,290
Series B Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, stated value	1,000	1,000	1,000
Convertible preferred stock, issued	9,802	9,802	10,575
Convertible preferred stock, outstanding	9,802	9,802	10,575
Convertible preferred stock, liquidity preference	9,802,000	9,802,000	10,575,000
Series C Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, stated value	25	25
Convertible preferred stock, issued	105,191	0
Convertible preferred stock, outstanding	105,191	0
Convertible preferred stock, liquidity preference	$ 2,629,775	$ 0